Schedule of Fair Value of Financial Liabilities, Activity (Details) (USD $)	3 Months Ended
Feb. 28, 2014
Fair Value Presentation Schedule Of Fair Value Of Financial Liabilities, Activity 1	$ 1,157,954
Fair Value Presentation Schedule Of Fair Value Of Financial Liabilities, Activity 2	(419,774)
Fair Value Presentation Schedule Of Fair Value Of Financial Liabilities, Activity 3	$ 738,180